Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other current liabilities

(EUR thousand)	As of March 31
Other current liabilities	2025	2024
Payment solutions payables	16,797	11,647
VAT payables, withholding tax and capital tax	13,627	11,065
Personnel related liabilities	5,387	5,220
Other current liabilities	7,438	5,801
Total	43,249	33,733